Derivatives	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Derivatives [Abstract]
Derivatives
Note 5 – Derivatives

The Company has determined that certain warrants the Company has issued contain provisions that protect holders from future issuances of the Company’s common stock at prices below such warrants’ respective exercise prices and these provisions could result in modification of the warrants’ exercise price based on a variable that is not an input to the fair value of a “fixed-for-fixed” option as defined under FASB ASC Topic No. 815 – 40. The warrants granted in connection with the issuance of the Company’s Stock Offering and 2012 Common Stock Offering, the Convertible Notes (previously issued and converted) and the placement agent warrants contain anti-dilution provisions that provide for a reduction in the exercise price of such warrants in the event that future common stock (or securities convertible into or exercisable for common stock) is issued (or becomes contractually issuable) at a price per share (a “Lower Price”) that is less than the exercise price of such warrant at the time. The amount of any such adjustment is determined in accordance with the provisions of the warrant agreement and depends upon the number of shares of common stock issued (or deemed issued) at the Lower Price and the extent to which the Lower Price is less than the exercise price of the warrant at the time.

 Activities for derivative warrant instruments during the nine months ended September 30, 2013 were as follows:

	Units	Fair Value

Balance, December 31, 2012	5,146,338	$3,574,958

Reclassification to paid-in capital	(3,130,536)	(600,880)

Change in fair value	-	(216,112)

Balance, September 30, 2013	2,015,802	$2,757,966

The fair values of the derivative warrants were calculated using a modified binomial valuation model with the following assumptions at September 30, 2013 and December 31, 2012.

	December 31,	September 30,
	2012	2013

Market value of common stock on measurement date (1)	$1.17	$1.65
Adjusted exercise price	$0.48 - $0.81	$1.50 - $2.475
Risk free interest rate (2)	0.10% - 0.77%	0.33%
Warrant lives in years	4 months/5 years	0 days/4.22 years
Expected volatility (3)	125% - 161%	139%
Expected dividend yield (4)	-	-
Probability of stock offering in any period over 5 years (5)	25%	25% - 40%

(1)	The market value of common stock is based on an enterprise valuation.

(2)	The risk-free interest rate was determined by management using the Treasury Bill as of the respective measurement date.

(3)
Because the Company does not have adequate trading history to determine its historical trading volatility, the volatility factor was estimated by management using the historical volatilities of comparable companies in the same industry and region.

(4)	Management determined the dividend yield to be 0% based upon its expectation that it will not pay dividends for the foreseeable future.

(5)	Management has determined that the probability of a stock offering is 25% - 40% for each quarter of the next five years.

Note 6 – Derivatives

    The Company has determined that certain warrants the Company has issued contain provisions that protect holders from future issuances of the Company’s common stock at prices below such warrants’ respective exercise prices and these provisions could result in modification of the warrants’ exercise price based on a variable that is not an input to the fair value of a “fixed-for-fixed” option as defined under FASB ASC Topic No. 815 – 40. The warrants granted in connection with the issuance of the Company’s Stock Offering and 2012 Common Stock Offering (See Note 9), the Convertible Notes (See Note 5) and the placement agent warrants contain anti-dilution provisions that provide for a reduction in the exercise price of such warrants in the event that future common stock (or securities convertible into or exercisable for common stock) is issued (or becomes contractually issuable) at a price per share (a “Lower Price”) that is less than the exercise price of such warrant at the time. The amount of any such adjustment is determined in accordance with the provisions of the warrant agreement and depends upon the number of shares of common stock issued (or deemed issued) at the Lower Price and the extent to which the Lower Price is less than the exercise price of the warrant at the time.

    Activities for derivative warrant instruments during the years ended December 31, 2012 and 2011 were as follows:

	Units	Fair Value

Balance, December 31, 2010	-	$-
Warrants issued with Convertible Notes (See Note 5)	287,061	377,150
Placement agent warrants related to issuance of Convertible Notes (See Note 5)	143,532	188,579
Warrants issued with Stock Offering (See Note 9)	1,972,785	2,591,900
Placement agent warrants related to issuance of stock (See Note 9)	986,393	1,295,950
Change in fair value	-	(13,966)

Balance, December 31, 2011	3,389,771	4,439,613

Warrants issued with Stock Offering (See Note 9)	242,190	318,087
Placement agent warrants related to Stock Offering (See Note 9)	121,095	159,044
Warrants issued with 2012 Common Stock Offering-A (See Note 9)	3,118,988	1,409,554
Warrants issued with 2012 Common Stock Offering-B (See Note 9)	1,559,505	1,665,697
Placement agent warrants related to 2012 Common Stock Offering (See Note 9)	467,845	499,707
Transfer from liability classification to equity classification	(3,753,056)	(4,231,324)
Change in fair value	-	(685,420)

Balance, December 31, 2012	5,146,338	$3,574,958

        On December 19, 2012, as the result of the Share Exchange, it was determined that the floor for resetting the exercise price was met and the exercise price of the certain warrants was set to be $0.26 (before Exchange Ratio adjustment). Therefore, these warrants were considered indexed to the Company’s stock and qualified for the scope exception under FASB ASC 815-10 allowing for a transfer from liability classification to equity classification.

        The fair values of the warrants issued in the Company’s stock and Convertible Notes Offering and the warrants issued to the Company’s placement agent were recognized as derivative warrant instruments at issuance and are measured at fair value at each reporting period. The Company determined the fair values of these warrants using a modified binomial valuation model.

        The fair values of the derivative warrants were calculated using a modified binomial valuation model with the following assumptions at each balance sheet date, the transfer date on December 19, 2012, and the date for the new grants in January and December 2012. (The market value of common stock, adjusted exercise price and offering price presented does not reflect the impact of the Share Exchange.)

	December 31,	January 31,	December 19,	December 27,	December 31,
	2011	2012	2012	2012	2012

Market value of common stock on measurement date (1)	$0.37	$0.37	$0.39	$0.39	$0.39
Adjusted exercise price	$0.24 - $0.26	$0.23 - $0.26	$0.41 - $0.83	$0.22 - $0.26	$0.41 - $0.83
Risk free interest rate (2)	1.35%	1.24%	0.10% - 0.77%	0.94%	0.10% - 0.77%
Warrant lives in years	7 years	7 years	4 months/5years	6 years	4 months/5years
Expected volatility (3)	156%	157%	125% - 161%	161%	125% - 161%
Expected dividend yield (4)	-	-	-	-	-
Probability of stock offering in any period over 5 years (5)	25%	25%	25%	25%	25%
Range of percentage of existing shares offered (6)	35%	35%	35%	35%	35%
Offering price range (7)	$0.18 - $0.55	$0.13 - $0.56	$0.01 - $0.55	$0.12 - $0.60	$0.01 - $0.55

(1)	The market value of common stock is based on an enterprise valuation.

(2)	The risk-free interest rate was determined by management using the average of 5 and 7 year and the 3-month Treasury Bill as of the respective measurement date.

(3)
Because the Company does not have adequate trading history to determine its historical trading volatility, the volatility factor was estimated by management using the historical volatilities of comparable companies in the same industry and region.

(4)	Management determined the dividend yield to be 0% based upon its expectation that it will not pay dividends for the foreseeable future.

(5)	Management has determined that the probability of a stock offering is 25% for each quarter of the next five years.

(6)	Management estimates that the range of percentages of existing shares offered in each stock offering will be between 35% of the shares outstanding.

(7)	Represents the estimated offering price range in future offerings as determined by management.